Debt (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended	15 Months Ended	0 Months Ended			9 Months Ended	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 29, 2014 Unit	Jul. 30, 2014	Jun. 27, 2014 Integers Integer	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 22, 2014	Oct. 16, 2014
Senior Notes issued							$ 65,000			$ 65,000
Interest Rate, Stated Percentage										7.50%
Redemption price (as a percentage)										100.00%
Repurchase price of Notes (as a percentage)										101.00%
Ratio of Net Debt to Total Capital							0.60
Ratio of EBIDTA to net interest expense	250.00%	200.00%	100.00%
Secured Debt [Member]
Number of credit agreements						3
Number of tranches				2
Number of vessels						2
Maximum loan agreement amount				19,800	67,500	39,600
Debt Instrument, Description of Variable Rate Basis					2.925%	2.925%
Commitment Fee					1.25%	1.17%
Maturity Date					Dec. 31, 2023	Jun. 27, 2019
Consolidated Net worth required							500,000
Secured Debt [Member] | Ultramax and Kamsarmax [Member]
Number of vessels					22
Maximum loan agreement amount				330,000	15,000
Debt Instrument, Description of Variable Rate Basis				2.925%
Commitment Fee				1.17%
Maturity Date				Jul. 29, 2021
Quartely installment					313
Secured Debt [Member] | Ultramax
Number of vessels				16
Secured Debt [Member] | Kamsarmax
Number of vessels				6
Secured Debt [Member] | Ultramax Vessels
Number of tranches					2
Maximum loan agreement amount					16,350
Number of installment					28
Quartely installment					292
Ballon installment					8,174
Secured Debt [Member] | Kamsarmax Vessels
Number of tranches					2
Maximum loan agreement amount					17,400
Number of installment					28
Quartely installment					311
Ballon installment					8,692
Subsequent Event [Member] | UnderwritersMember
Senior Notes issued											8,625
Senior Notes issued											73,625
Minimum [Member]
Minimum net worth										500,000
Minimum [Member] | Secured Debt [Member]
Minimum Cumulative positive net income required for each fiscal quarter (as a percentage) for Net worth								50.00%	25.00%
Minimum liquidity							50,000
Minimum liquidity per owned vessels							$ 850
Maximum [Member]
Maximum net borrowings allowed as a percentage to total assets										70.00%